Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000241219
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Real Estate ETF
Trading Symbol	CRED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Research Enhanced Real Estate ETF (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Real Estate ETF	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in industrial REITs, office REITs and data center REITs all contributed positively to returns relative to the Fund’s benchmark.

Allocations | Overweight positioning within regional malls, data centers and specialty REITs all contributed positively to performance relative to the benchmark.  The Fund held an overall underweight position in gaming and industrial REITs which contributed to performance relative to the Fund’s benchmark.

Individual holdings | Positions in Prologis, Inc., an industrial REIT; Highwoods Properties, Inc., an office REIT; Simon Property Group, Inc., a regional mall REIT; Iron Mountain, Inc., a specialty REIT; and Digital Realty Trust, Inc., a data center REIT all contributed positively to performance relative to the Fund’s benchmark throughout the year.

Top Performance Detractors

Stock selection | Selections in health care REITs, specialty REITs, manufactured home REITs and self-storage REITs detracted from performance relative to the Fund’s benchmark.

Allocations| Overweight allocations to single-family housing, lodging and resort and timberland REITs detracted from performance relative to the benchmark. An underweight allocation to health care and apartment REITs relative to the benchmark also detracted from performance throughout the year.

Individual holdings| Positioning in Welltower Inc., a health care REIT; Crown Castle, Inc., a telecommunications REIT; Equity Residential, an apartment REIT; Ryman Hospitality Properties, Inc., a lodging and resort REIT; and Weyerhaeuser Co., a timberland REIT all detracted from performance relative to the Fund’s benchmark during the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
	Columbia Research Enhanced Real Estate ETF—Net Asset Value (11,816)	Beta Advantage® Lionstone Research Enhanced REIT Index (11,893)	FTSE Nareit All Equity REITs Index (11,730)	Russell 3000® Index (14,731)
04/26/23	10,000	10,000	10,000	10,000
12/23	11,210	11,247	11,180	11,898
12/24	11,816	11,893	11,730	14,731

Average Annual Return [Table Text Block]
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Research Enhanced Real Estate ETF—Net Asset ValueFootnote Reference(a)	5.40	10.41
Beta Advantage® Lionstone Research Enhanced REIT Index	5.75	10.82
FTSE Nareit All Equity REITs Index	4.92	9.92
Russell 3000® Index	23.81	25.85
Footnote	Description
Footnote(a)	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund's performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 3,247,007
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 10,758
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,247,007
Total number of portfolio holdings	72
Investment management fees (represents 0.33% of Fund average net assets)	$10,758
Portfolio turnover for the reporting period	33%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

American Tower Corp.	9.9%
Simon Property Group, Inc.	8.2%
Equinix, Inc.	7.8%
Digital Realty Trust, Inc.	6.5%
Crown Castle, Inc.	6.2%
Realty Income Corp.	5.6%
AvalonBay Communities, Inc.	3.5%
Iron Mountain, Inc.	3.5%
Mid-America Apartment Communities, Inc.	3.4%
Invitation Homes, Inc.	2.7%

Asset Allocation

Value	Value
Money Market Funds	0.6%
Common Stocks	99.0%

Sub-Industry Allocation

Value	Value
Diversified REITs	1.6%
Industrial REITs	2.3%
Hotel & Resort REITs	4.5%
Health Care REITs	5.7%
Office REITs	6.2%
Residential REITs	12.9%
Retail REITs	19.2%
Specialized REITs	46.6%

Largest Holdings [Text Block]
American Tower Corp.	9.9%
Simon Property Group, Inc.	8.2%
Equinix, Inc.	7.8%
Digital Realty Trust, Inc.	6.5%
Crown Castle, Inc.	6.2%
Realty Income Corp.	5.6%
AvalonBay Communities, Inc.	3.5%
Iron Mountain, Inc.	3.5%
Mid-America Apartment Communities, Inc.	3.4%
Invitation Homes, Inc.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/exchange-traded-funds/